                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                November 15, 2005
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                64
                                             ------------------

Form 13F Information Table Value Total:          $238,332
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                               SEPTEMBER 30, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      492      600 SH       SOLE                      600
3COM CORP                      COM              885535104     2064   506000 SH       SOLE                   506000
ALLIANCE CAP. LP               COM              01855A101     1038    21700 SH       SOLE                    21700
ALLSTATE CORP.                 COM              020002101      481     8700 SH       SOLE                     8700
ALTRIA GROUP INC.              COM              02209S103     4078    55328 SH       SOLE                    55328
AMER. INTL. GROUP              COM              026874107     5933    95750 SH       SOLE                    95750
AMPHENOL CORP NEW - CL A       COM              032095101    15531   385000 SH       SOLE                   385000
BANK OF AMERICA                COM              060505104      768    18246 SH       SOLE                    18246
BELLSOUTH CORP.                COM              079860102      229     8698 SH       SOLE                     8698
BERKSHIRE HATHAWAY B           COM              084670207     5145     1884 SH       SOLE                     1884
BP PLC - SPONS ADR             COM              056622104      765    10804 SH       SOLE                    10804
BRISTOL WEST HOLDINGS INC      COM              11037M105     5019   275000 SH       SOLE                   275000
CATALYTICA ENERGY SYSTEMS      COM              148884109       21    15000 SH       SOLE                    15000
CENDANT CORP                   COM              151313103    17448   845325 SH       SOLE                   845325
CHEVRONTEXACO                  COM              166764100     3117    48160 SH       SOLE                    48160
CITIGROUP, INC.                COM              172967101      579    12716 SH       SOLE                    12716
COCA COLA                      COM              191216100     7894   182767 SH       SOLE                   182767
CONSECO INC                    COM              208464883    18313   867500 SH       SOLE                   867500
DISCOVERY HOLD.                COM              25468Y107     7565   524266 SH       SOLE                   524266
ELAN CORP - ADR                COM              284131208      886   100000 SH       SOLE                   100000
ENTERASYS NETWORKS INC         COM              293637401       22    16296 SH       SOLE                    16296
EXXON MOBIL                    COM              30231G102     1180    18564 SH       SOLE                    18564
FIRST HORIZON                  COM              320517105     3751   103200 SH       SOLE                   103200
FISHER SCIENTIFIC              COM              338032204    12731   205172 SH       SOLE                   205172
GENERAL ELECTRIC               COM              369604103     1001    29719 SH       SOLE                    29719
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     2858    78225 SH       SOLE                    78225
HONEYWELL INTL.                COM              438516106      228     6083 SH       SOLE                     6083
J.P. MORGAN CHASE              COM              46625H100     3762   110890 SH       SOLE                   110890
KRAFT FOODS                    COM              50075N104     3002    98150 SH       SOLE                    98150
LA Z BOY INC                   COM              505336107     1991   150950 SH       SOLE                   150950
LIBERTY MEDIA                  COM              530718105     8660  1075783 SH       SOLE                  1075783
MERCK & CO. INC.               COM              589331107     4493   165111 SH       SOLE                   165111
MERITOR SAVINGS BANK-PA        COM              590007100     3279   610000 SH       SOLE                   610000
MICROSOFT CORP                 COM              594918104      232     9027 SH       SOLE                     9027
NEWELLRUBBERMAID               COM              651229106     7911   349257 SH       SOLE                   349257
NORWOOD RES.                   COM              669958100       11    10000 SH       SOLE                    10000
PFIZER                         COM              717081103     1093    43767 SH       SOLE                    43767
PHH CORP COM NEW               COM              693320202     4119   150000 SH       SOLE                   150000
PINNACLE WEST                  COM              723484101     4721   107100 SH       SOLE                   107100
PNC BANK CORP.                 COM              693475105      279     4816 SH       SOLE                     4816
POLYMER GROUP                  COM              731745204     1732    67916 SH       SOLE                    67916

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                               SEPTEMBER 30, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

POLYMER GROUP B                COM              731745303      251    10035 SH       SOLE                    10035
PRIMEDIA INC                   COM              74157K101     6135  1500000 SH       SOLE                  1500000
RESPIRONICS, INC.              COM              761230101      236     5600 SH       SOLE                     5600
REYNOLDS AMERICA               COM              761713106      581     7000 SH       SOLE                     7000
ROYAL DUTCH SHELL              COM              780259206     1936    29495 SH       SOLE                    29495
SBC COMM. INC.                 COM              78387G103      204     8505 SH       SOLE                     8505
SOVEREIGN BANC.                COM              845905108      342    15514 SH       SOLE                    15514
TIME WARNER                    COM              887317105     2718   150058 SH       SOLE                   150058
VERIZON COMM.                  COM              92343V104      339    10372 SH       SOLE                    10372
WASTE MGMT.                    COM              94106L109    16044   560775 SH       SOLE                   560775
WELLS FARGO CO.                COM              949746101      205     3500 SH       SOLE                     3500
SPDR-HEALTHCARE                MUTUAL           81369y209     4232 135000.00SH       SOLE                135000.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1650 49100.00 SH       SOLE                 49100.00
iSHARES DIVIDEND               MUTUAL           464287168     1093 17550.00 SH       SOLE                 17550.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    21721 435910.00SH       SOLE                435910.00
LIBERTY GLOBAL                 COM              530555101     4424 163307.00SH       SOLE                163307.00
LIBERTY GLOBAL-C               COM              530555309     4205 163307.00SH       SOLE                163307.00
STREETTRACKS GOLD              COM              863307104     2288 49000.00 SH       SOLE                 49000.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      458 70613.41 SH       SOLE                 70613.41
PUTNAM MASTER INTERM. INCOME   BOND             746909100       99 15900.00 SH       SOLE                 15900.00
iSHARES T.I.P.S.               BOND             464287176     4648 44150.00 SH       SOLE                 44150.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      101    10000 SH       SOLE                    10000